STRATEGIC PARTNERS STYLE SPECIFIC FUNDS

Gateway Center Three, 4th floor

100 Mulberry Street

Newark, New Jersey 07102-4077

September 30, 2009

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	485(b) Filing for Strategic Partners Style Specific Funds
Registration Nos. 333-82621 and 811-09439

Dear Sir or Madam:

           We are filing today via EDGAR a Post-Effective Amendment under Rule 485(b) to the Registration Statement of the above-referenced Registrant. This Post-Effective Amendment designates September 30, 2009 as its effective date.           As counsel to the Registrant, I represent that the instant Rule 485(b) filing does not contain disclosures that render the filing ineligible to become effective under Rule 485(b). Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 802-6469.

Sincerely,

/s/ Jonathan D. Shain
Jonathan D. Shain
Assistant Secretary